Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,025,000
Previously Paid Amount	0.00
Total Fee Amount	9,189.83
Total Offset Amount	0.00
Net Fee	9,189.83
Narrative - Max Aggregate Offering Price	$ 60,025,000
Final Prospectus	true